Offerings - Offering: 1	Sep. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	9.9725
Maximum Aggregate Offering Price	$ 114,683,750
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,558.09
Offering Note
(1)
Under Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered include such indeterminate number of shares of the registrant’s common stock, par value $0.0001 per share (“common stock”), as may be issuable with respect to the shares being registered in this registration statement as a result of any stock splits, stock dividends or other similar event.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported trading prices of the common stock as reported on Nasdaq on September 19, 2025, such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission (the "Commission").

Includes 10,000,000 shares of common stock offered by the registrant and 1,500,000 shares of common stock that the underwriters have the option to purchase from the registrant.